Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2022, up through November 18, 2022, the date the Company finalized the unaudited condensed consolidated financial statements, and concluded that it has nothing to report.

NOTE 12 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2021, up through March 31, 2022, the Company issued the audited consolidated financial statements.

On January 13, 2022, January 19, 2022, January 20, 2022, January 21, 2022 and January 26, 2022, the Company and Pyram LC Architecture Limited (“Pyram”) entered into Note Purchase Agreements, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $10,385, $23,603, $25,000, $19,232 and $58,333, respectively. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

On March 15, 2022, the Company issued 23,809,524 shares of its common stock to Iliad Research and Trading, L.P. under certain Convertible Promissory Note at the conversion price of $0.00315, total amounting to $75,000.